Trade and other receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and Other receivables.
Trade receivables	€ 3,382	€ 2,758
R&D incentive receivable (Australia)	155	723
VAT receivable	741	850
Current tax receivable	967	808
Foreign currency swaps		343
Other	911	488
Total trade and other receivables	6,156	€ 5,970
Increase in trade receivables	€ 600